Supplement to the
Fidelity® Series All-Sector Equity Fund
Class F
April 1, 2013
Prospectus

The following information replaces similar information found in the "Fund Summary" section under the heading "Portfolio Manager(s)" on page 6.

Robert Stansky (co-manager), Steven Kaye (co-manager), Robert Lee (co-manager), Douglas Simmons (co-manager), and Pierre Sorel (co-manager) have managed the fund since October 2008.

Peter Saperstone (co-manager) has managed the fund since March 2011.

Tobias Welo (co-manager) has managed the fund since November 2011.

Brian Lempel (co-manager) has managed the fund since October 2012.

Jonathan Kasen (co-manager) has managed the fund since July 2013.

The following information replaces the biographical information for Monty Kori and Nathan Strik found in the "Fund Management" section beginning on page 14.

Jonathan Kasen is a member of FMR's Stock Selector Large Cap Group and co-manager of Fidelity Series All-Sector Equity Fund (energy sector), which he has managed since July 2013. He also manages other funds. Since joining Fidelity Investments in 2006, Mr. Kasen has worked as a research analyst and portfolio manager.

The following information replaces similar information for Fidelity Series All-Sector Equity Fund found in the "Fund Management" section on page 15.

Tobias Welo is a member of FMR's Stock Selector Large Cap Group and co-manager of Fidelity Series All-Sector Equity Fund (materials & industrials sector), which he has managed since November 2011. He also manages other funds. Since joining Fidelity Investments in 2005, Mr. Welo has worked as a research analyst and portfolio manager.

ASE-F-13-01  July 16, 2013
1.907679.104

Supplement to the
Fidelity® Series All-Sector Equity Fund and Fidelity Series Large Cap Value Fund
April 1, 2013
Prospectus

The following information replaces similar information for Fidelity Series All-Sector Equity Fund found in the "Fund Summary" section under the heading "Portfolio Manager(s)" on page 6.

Robert Stansky (co-manager), Steven Kaye (co-manager), Robert Lee (co-manager), Douglas Simmons (co-manager), and Pierre Sorel (co-manager) have managed the fund since October 2008.

Peter Saperstone (co-manager) has managed the fund since March 2011.

Tobias Welo (co-manager) has managed the fund since November 2011.

Brian Lempel (co-manager) has managed the fund since October 2012.

Jonathan Kasen (co-manager) has managed the fund since July 2013.

The following information replaces the biographical information for Monty Kori and Nathan Strik found in the "Fund Management" section on page 20.

Jonathan Kasen is a member of FMR's Stock Selector Large Cap Group and co-manager of Fidelity Series All-Sector Equity Fund (energy sector), which he has managed since July 2013. He also manages other funds. Since joining Fidelity Investments in 2006, Mr. Kasen has worked as a research analyst and portfolio manager.

The following information replaces similar information found in the "Fund Management" section on page 20.

Tobias Welo is a member of FMR's Stock Selector Large Cap Group and co-manager of Fidelity Series All-Sector Equity Fund (materials & industrials sector), which he has managed since November 2011. He also manages other funds. Since joining Fidelity Investments in 2005, Mr. Welo has worked as a research analyst and portfolio manager.

DLF-13-01  July 16, 2013
1.882075.108